Financial Management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 32,163
Description of effect of changes in foreign exchange rates	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2021 by $728
Foreign Customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	50.80%	47.80%	53.40%
Vale International S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	23.40%	31.80%	36.40%
YPF S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.10%
Five largest customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	53.60%	58.70%	64.00%
Fair Value [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 558,376	$ 560,035
Fair Value [member] | Six Liquid Barges [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	11,213	11,047
Fair Value [member] | 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	526,710	542,380
Fair Value [member] | Credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held	$ 15,000
Fair Value [member] | Hidronave SA [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Instruments Held		$ 46